Income per share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements [Abstract]
Income per share [Text Block]

18. Income per share

For the years ended December 31, 2023 and 2022, the calculation of basic and diluted earnings per share is based on the following data:

	Year ended December 31,
	2023	2022
Net income for the year	26,085	40,809

Number of shares
Weighted average number of ordinary shares ‐ basic	224,946,412	224,943,453
Effect of dilutive stock options	230,302	4,354
Weighted average number of ordinary shares - diluted	225,176,714	224,947,807

For the year ended December 31, 2023, excluded from the calculation of weighted average shares outstanding were 8,271,335 stock options that were determined to be anti‐dilutive (year ended December 31, 2022 - 1,400,539 stock options were determined to be anti‐dilutive).